Leases (Lessor, Direct Finance and Sales-Type Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net investment in direct finance and sales-type leases
Total minimum lease payments to be received	$ 1,360	$ 1,393
Less: amounts representing estimated executory costs	(190)	(205)
Minimum lease payments receivable	1,170	1,188
Estimated residual value of leased property (unguaranteed)	183	183
Less: Credit loss reserve	(2)	0
Less: unearned finance lease income	(693)	(733)
Net investment in direct finance and sales-type leases	658	638
Principal due within one year (included in "Receivables and other current assets")	37	34
Net Investment in direct finance leases - long-term	$ 621	$ 604